UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 23.9%
Consumer Discretionary 2.2%
Auto Components 0.3%
Autoliv, Inc.	2,000	122,480
TRW Automotive Holdings Corp.*	2,200	56,232

		178,712
Hotels Restaurants & Leisure 0.4%
Panera Bread Co. "A"*	600	31,356
Yum! Brands, Inc.	5,600	227,808

		259,164
Household Durables 0.3%
Centex Corp.	6,300	131,166

NVR, Inc.*	100	61,350

		192,516
Media 0.6%
DISH Network Corp. "A"*	6,700	199,928
Liberty Global, Inc. "A"*	500	17,695
The DIRECTV Group, Inc.*	9,300	229,152

		446,775
Specialty Retail 0.6%
The Gap, Inc.	10,200	189,924
TJX Companies, Inc.	6,900	222,318

		412,242
Consumer Staples 2.2%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	1,500	33,750
Pepsi Bottling Group, Inc.	6,000	202,260
PepsiCo, Inc.	1,100	75,383

		311,393
Food & Staples Retailing 0.8%
Kroger Co.	5,200	141,700
Safeway, Inc.	1,200	37,920
Wal-Mart Stores, Inc.	5,800	336,284

		515,904
Household Products 0.4%
Colgate-Palmolive Co.	3,100	219,170
Procter & Gamble Co.	500	33,525

		252,695
Personal Products 0.3%
Herbalife Ltd.	4,300	188,254
Tobacco 0.3%
Altria Group, Inc.	3,380	67,600
Philip Morris International, Inc.*	2,580	131,657

		199,257
Energy 3.3%
Energy Equipment & Services 0.0%
FMC Technologies, Inc.*	100	6,720
Oil, Gas & Consumable Fuels 3.3%
Apache Corp.	1,900	255,892
Chevron Corp.	4,800	461,520
ConocoPhillips	4,100	353,215
ExxonMobil Corp.	3,974	369,860
Hess Corp.	1,700	180,540
Marathon Oil Corp.	4,400	200,508
Noble Energy	2,500	217,500
Occidental Petroleum Corp.	1,400	116,494
Sunoco, Inc.	1,100	51,051
W&T Offshore, Inc.	500	20,450
Williams Companies, Inc.	600	21,300

		2,248,330
Financials 3.4%
Capital Markets 1.7%
Bank of New York Mellon Corp.	6,700	291,651
BlackRock, Inc.	200	40,358

Charles Schwab Corp.	10,500	226,800
Franklin Resources, Inc.	900	85,635
Northern Trust Corp.	3,500	259,385
State Street Corp.	3,300	238,062

		1,141,891
Commercial Banks 0.4%
Wells Fargo & Co.	9,610	285,898
Diversified Financial Services 0.2%
The Nasdaq OMX Group, Inc.*	3,700	134,865
Insurance 0.7%
ACE Ltd.	3,900	235,131
Allied World Assurance Co. Holdings Ltd.	1,000	41,230
MetLife, Inc.	500	30,425
PartnerRe Ltd.	2,100	155,358
Reinsurance Group of America, Inc.	700	36,386
W.R. Berkley Corp.	200	5,138

		503,668
Real Estate Investment Trusts 0.3%
AMB Property Corp. (REIT)	200	11,550
AvalonBay Communities, Inc. (REIT)	100	9,975
Equity Residential (REIT)	900	37,368
Host Hotels & Resorts, Inc. (REIT)	1,300	22,360
ProLogis (REIT)	400	25,044
Public Storage (REIT)	500	45,350
Simon Property Group, Inc. (REIT)	600	59,916
The Macerich Co. (REIT)	100	7,313
Vornado Realty Trust (REIT)	100	9,309

		228,185
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	2,200	52,140
Health Care 3.0%
Biotechnology 0.3%
Gilead Sciences, Inc.*	4,400	227,744
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	3,600	224,352
Intuitive Surgical, Inc.*	500	144,630
Kinetic Concepts, Inc.*	3,600	142,776
St. Jude Medical, Inc.*	2,700	118,206

		629,964
Health Care Providers & Services 0.5%
Aetna, Inc.	2,400	104,640
Health Net, Inc.*	6,800	199,172

		303,812
Pharmaceuticals 1.3%
Eli Lilly & Co.	4,700	226,258
Johnson & Johnson	1,200	80,508
Merck & Co., Inc.	4,900	186,396
Pfizer, Inc.	18,300	368,013
Watson Pharmaceuticals, Inc.*	400	12,416

		873,591

Industrials 3.8%
Aerospace & Defense 0.8%
General Dynamics Corp.	1,900	171,798
Honeywell International, Inc.	4,920	292,248
Northrop Grumman Corp.	1,200	88,284

		552,330
Airlines 0.2%
US Airways Group, Inc.*	14,400	123,696
Building Products 0.3%
Armstrong World Industries, Inc.	700	24,913
Lennox International, Inc.	300	9,942
USG Corp.*	4,200	148,302

		183,157
Commercial Services & Supplies 0.3%
HNI Corp.	400	8,708
The Brink's Co.	2,900	210,975

		219,683
Construction & Engineering 0.2%
Shaw Group, Inc.*	2,500	123,550
Industrial Conglomerates 0.6%
3M Co.	3,400	261,460
General Electric Co.	4,690	153,363

		414,823
Machinery 0.8%
Caterpillar, Inc.	3,000	245,640
Flowserve Corp.	1,900	235,771
PACCAR, Inc.	1,100	52,052

		533,463
Marine 0.3%
Kirby Corp.*	3,100	170,004
Road & Rail 0.3%
Ryder System, Inc.	3,400	232,798
Trading Companies & Distributors 0.0%
WESCO International, Inc.*	200	7,442
Information Technology 3.3%
Computers & Peripherals 1.6%
Apple, Inc.*	1,800	313,110
International Business Machines Corp.	2,300	277,610
Lexmark International, Inc. "A"*	4,800	150,672
Seagate Technology	8,300	156,621
Western Digital Corp.*	5,300	153,647

		1,051,660
Electronic Equipment & Instruments 0.1%
Avnet, Inc.*	2,500	65,475
Dolby Laboratories, Inc. "A"*	200	8,030
Tech Data Corp.*	500	16,805

		90,310
Internet Software & Services 0.4%
eBay, Inc.*	2,330	72,906
Google, Inc. "A"*	310	178,030

		250,936
IT Services 0.1%
VeriFone Holdings, Inc.*	7,400	82,806

Semiconductors & Semiconductor Equipment 0.3%
Texas Instruments, Inc.	7,800	227,448
Software 0.8%
Compuware Corp.*	1,300	9,802
Microsoft Corp.	16,600	473,432
Symantec Corp.*	2,180	37,539

		520,773
Materials 0.8%
Chemicals 0.3%
Monsanto Co.	1,800	205,236
Metals & Mining 0.5%
AK Steel Holding Corp.	1,800	113,004
Freeport-McMoRan Copper & Gold, Inc.	1,700	193,375
Reliance Steel & Aluminum Co.	600	36,468

		342,847
Telecommunication Services 1.2%
Diversified Telecommunication Services
AT&T, Inc.	6,670	258,196
Embarq Corp.	4,400	182,908
Verizon Communications, Inc.	10,000	384,800

		825,904
Utilities 0.7%
Electric Utilities 0.4%
Edison International	5,000	260,850
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	3,000	253,950

Total Common Stocks (Cost $15,647,732)		16,267,386
	Principal Amount ($)	Value ($)

Government & Agency Obligation 75.2%
US Treasury Obligation
US Treasury STRIPS, 6.081%**, 8/15/2011 (a) (Cost $45,707,874)	55,679,000	51,060,928
	Shares	Value ($)

Securities Lending Collateral 19.2%
Daily Assets Fund Institutional, 2.88% (b) (c) (Cost $13,037,500)	13,037,500	13,037,500
Cash Equivalents 0.3%
Cash Management QP Trust, 2.54% (b) (Cost $189,575)	189,575	189,575
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $74,582,681) †	118.6	80,555,389
Other Assets and Liabilities, Net	(18.6)	(12,650,096)

Net Assets	100.0	67,905,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $74,695,874. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $5,859,515. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,589,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $729,500

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2008 amounted to $12,880,000 which is 19.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008